Financial instruments (FI) - Assets measured at fair value on recurring basis (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Assets
Cash and Due from Banks	SFr 185	SFr 93	SFr 212
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	75,706	85,086	77,498
Securities received as collateral	45,522	41,227	38,074
Trading assets	135,586	140,201	156,334
Investment securities	2,331	2,146	2,191
Other investments	3,139	3,112	3,506
Loans	15,711	14,717	15,307
Other intangible assets (mortgage servicing rights), at fair value	151	150	158
Other assets	9,743	SFr 9,931	9,018
Netting impact	(124,200)		(128,800)
Total assets at fair value, measured at net asset value per share	2,720		2,908
Recurring basis
Assets
Cash and Due from Banks	185		212
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	75,706		77,498
Securities received as collateral	45,522		38,074
Trading assets	135,586		156,334
Trading assets, measured at net asset value per share	1,038		1,053
Investment securities	2,331		2,191
Other investments	3,139		3,506
Other investments, measured at net asset value per share	1,684		1,864
Loans	15,711		15,307
Loans - of which commercial and industrial	5,999		5,644
Loans - of which financial institutions	6,452		6,370
Other intangible assets (mortgage servicing rights), at fair value	151		158
Other assets	9,743		9,018
Other assets - of which loans held-for-sale	7,636		7,150
Netting impact	(124,224)		(128,756)
Total assets at fair value	288,074		302,298
Total assets at fair value, measured at net asset value per share	2,722		2,917
Recurring basis | Private equity
Assets
Other investments	430		380
Other investments, measured at net asset value per share	407		351
Recurring basis | Private equity - of which equity funds
Assets
Other investments	170		163
Other investments, measured at net asset value per share	147		141
Recurring basis | Hedge funds
Assets
Other investments	194		391
Other investments, measured at net asset value per share	194		391
Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	121		239
Other investments, measured at net asset value per share	121		239
Recurring basis | Other equity investments
Assets
Other investments	1,314		1,427
Other investments, measured at net asset value per share	1,083		1,122
Recurring basis | Other equity investments - of which private
Assets
Other investments	1,285		1,420
Other investments, measured at net asset value per share	1,083		1,122
Recurring basis | Life finance instruments
Assets
Other investments	1,201		1,308
Recurring basis | Debt securities
Assets
Securities received as collateral	1,984		1,378
Trading assets	67,595		72,765
Trading assets, measured at net asset value per share	12
Investment securities	2,331		2,066
Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	28,428		34,087
Investment securities	1,240		1,236
Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	764		726
Trading assets	11,242		11,822
Trading assets, measured at net asset value per share	12
Investment securities	410		238
Recurring basis | Debt securities | RMBS
Assets
Trading assets	22,674		21,719
Investment securities	677		207
Recurring basis | Debt securities | CMBS
Assets
Trading assets	3,211		2,517
Investment securities	2		173
Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	1,562		2,381
Recurring basis | Equity securities
Assets
Securities received as collateral	43,538		36,696
Trading assets	43,754		55,722
Trading assets, measured at net asset value per share	1,026		1,053
Investment securities			125
Recurring basis | Derivative instruments
Assets
Trading assets	19,564		19,621
Netting impact	(124,039)		(128,592)
Recurring basis | Trading assets
Assets
Netting impact	(124,039)		(128,592)
Recurring basis | Other
Assets
Trading assets	4,673		8,226
Recurring basis | Other assets
Assets
Netting impact	(185)		(164)
Level 1 | Recurring basis
Assets
Cash and Due from Banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	44,515		36,697
Trading assets	73,572		87,352
Investment securities	99		250
Other investments	22		25
Loans	0		0
Loans - of which commercial and industrial	0		0
Loans - of which financial institutions	0		0
Other intangible assets (mortgage servicing rights), at fair value	0		0
Other assets	75		101
Other assets - of which loans held-for-sale	0		0
Total assets at fair value	118,283		124,425
Level 1 | Recurring basis | Private equity
Assets
Other investments	0		0
Level 1 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0		0
Level 1 | Recurring basis | Hedge funds
Assets
Other investments	0		0
Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0		0
Level 1 | Recurring basis | Other equity investments
Assets
Other investments	22		25
Level 1 | Recurring basis | Other equity investments - of which private
Assets
Other investments	22		18
Level 1 | Recurring basis | Life finance instruments
Assets
Other investments	0		0
Level 1 | Recurring basis | Debt securities
Assets
Securities received as collateral	1,126		576
Trading assets	24,772		29,828
Investment securities	99		244
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	24,521		29,561
Investment securities	99		97
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	0		0
Trading assets	123		179
Investment securities	0		0
Level 1 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	0		0
Investment securities	0		0
Level 1 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	0		0
Investment securities	0		0
Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	4		0
Level 1 | Recurring basis | Equity securities
Assets
Securities received as collateral	43,389		36,121
Trading assets	39,705		51,025
Investment securities			6
Level 1 | Recurring basis | Derivative instruments
Assets
Trading assets	7,130		3,577
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	2,451		1,219
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	350		19
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	4,327		2,338
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	0		0
Level 1 | Recurring basis | Other
Assets
Trading assets	1,965		2,922
Level 2 | Recurring basis
Assets
Cash and Due from Banks	185		212
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	75,706		77,498
Securities received as collateral	998		1,331
Trading assets	177,420		187,767
Investment securities	2,079		1,899
Other investments	85		16
Loans	11,527		10,777
Loans - of which commercial and industrial	4,140		3,437
Loans - of which financial institutions	5,026		4,890
Other intangible assets (mortgage servicing rights), at fair value	0		0
Other assets	8,293		7,570
Other assets - of which loans held-for-sale	6,281		5,800
Total assets at fair value	276,293		287,070
Level 2 | Recurring basis | Private equity
Assets
Other investments	0		0
Level 2 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0		0
Level 2 | Recurring basis | Hedge funds
Assets
Other investments	0		0
Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0		0
Level 2 | Recurring basis | Other equity investments
Assets
Other investments	85		9
Level 2 | Recurring basis | Other equity investments - of which private
Assets
Other investments	84		9
Level 2 | Recurring basis | Life finance instruments
Assets
Other investments	0		7
Level 2 | Recurring basis | Debt securities
Assets
Securities received as collateral	858		802
Trading assets	40,650		40,645
Investment securities	2,079		1,780
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	3,688		4,256
Investment securities	1,141		1,139
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	764		726
Trading assets	9,874		10,231
Investment securities	410		238
Level 2 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	22,228		21,399
Investment securities	526		167
Level 2 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	3,191		2,501
Investment securities	0		171
Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	1,450		2,255
Level 2 | Recurring basis | Equity securities
Assets
Securities received as collateral	140		529
Trading assets	2,841		3,481
Investment securities			119
Level 2 | Recurring basis | Derivative instruments
Assets
Trading assets	133,357		141,347
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	73,145		84,932
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	36,435		30,302
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	17,175		18,251
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	5,913		7,107
Level 2 | Recurring basis | Other
Assets
Trading assets	572		2,294
Level 3 | Recurring basis
Assets
Cash and Due from Banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	9		46
Trading assets	7,595		8,754
Investment securities	153		42
Other investments	1,348		1,601
Loans	4,184		4,530
Loans - of which commercial and industrial	1,859		2,207
Loans - of which financial institutions	1,426		1,480
Other intangible assets (mortgage servicing rights), at fair value	151		158
Other assets	1,560		1,511
Other assets - of which loans held-for-sale	1,355		1,350
Total assets at fair value	15,000		16,642
Level 3 | Recurring basis | Private equity
Assets
Other investments	23		29
Level 3 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	23		22
Level 3 | Recurring basis | Hedge funds
Assets
Other investments	0		0
Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0		0
Level 3 | Recurring basis | Other equity investments
Assets
Other investments	124		271
Level 3 | Recurring basis | Other equity investments - of which private
Assets
Other investments	96		271
Level 3 | Recurring basis | Life finance instruments
Assets
Other investments	1,201		1,301
Level 3 | Recurring basis | Debt securities
Assets
Securities received as collateral	0		0
Trading assets	2,161		2,292
Investment securities	153		42
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	219		270
Investment securities	0		0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	0		0
Trading assets	1,233		1,412
Investment securities	0		0
Level 3 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	446		320
Investment securities	151		40
Level 3 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	20		16
Investment securities	2		2
Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	108		126
Level 3 | Recurring basis | Equity securities
Assets
Securities received as collateral	9		46
Trading assets	182		163
Investment securities			0
Level 3 | Recurring basis | Derivative instruments
Assets
Trading assets	3,116		3,289
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	707		801
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	231		188
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	747		833
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	745		634
Level 3 | Recurring basis | Other
Assets
Trading assets	2,136		3,010
Bank
Assets
Cash and Due from Banks	185		212
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	75,706		77,498
Securities received as collateral	45,522		38,074
Trading assets	135,787		156,774
Investment securities	2,329		2,189
Other investments	3,131		3,497
Loans	15,711		15,307
Other intangible assets (mortgage servicing rights), at fair value	151		158
Other assets	9,743		9,018
Netting impact	(124,200)		(128,800)
Total assets at fair value, measured at net asset value per share	2,712		2,899
Bank | Recurring basis
Assets
Cash and Due from Banks	185		212
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	75,706		77,498
Securities received as collateral	45,522		38,074
Trading assets	135,787		156,774
Trading assets, measured at net asset value per share	1,038		1,053
Investment securities	2,329		2,189
Other investments	3,131		3,497
Other investments, measured at net asset value per share	1,676		1,855
Loans	15,711		15,307
Loans - of which commercial and industrial	5,999		5,644
Loans - of which financial institutions	6,452		6,370
Other intangible assets (mortgage servicing rights), at fair value	151		158
Other assets	9,743		9,018
Other assets - of which loans held-for-sale	7,636		7,150
Netting impact	(124,224)		(128,771)
Total assets at fair value	288,265		302,727
Total assets at fair value, measured at net asset value per share	2,714		2,908
Bank | Recurring basis | Private equity
Assets
Other investments	422		372
Other investments, measured at net asset value per share	399		343
Bank | Recurring basis | Private equity - of which equity funds
Assets
Other investments	162		155
Other investments, measured at net asset value per share	139		133
Bank | Recurring basis | Hedge funds
Assets
Other investments	194		391
Other investments, measured at net asset value per share	194		391
Bank | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	121		239
Other investments, measured at net asset value per share	121		239
Bank | Recurring basis | Other equity investments
Assets
Other investments	1,314		1,426
Other investments, measured at net asset value per share	1,083		1,121
Bank | Recurring basis | Other equity investments - of which private
Assets
Other investments	1,285		1,419
Other investments, measured at net asset value per share	1,083		1,121
Bank | Recurring basis | Life finance instruments
Assets
Other investments	1,201		1,308
Bank | Recurring basis | Debt securities
Assets
Securities received as collateral	1,984		1,378
Trading assets	67,695		72,826
Trading assets, measured at net asset value per share	12
Investment securities	2,329		2,064
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	28,428		34,087
Investment securities	1,240		1,236
Bank | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	764		726
Trading assets	11,342		11,883
Trading assets, measured at net asset value per share	12
Investment securities	410		238
Bank | Recurring basis | Debt securities | RMBS
Assets
Trading assets	22,674		21,719
Investment securities	677		207
Bank | Recurring basis | Debt securities | CMBS
Assets
Trading assets	3,211		2,517
Investment securities	2		173
Bank | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	1,562		2,381
Bank | Recurring basis | Equity securities
Assets
Securities received as collateral	43,538		36,696
Trading assets	43,799		55,822
Trading assets, measured at net asset value per share	1,026		1,053
Investment securities			125
Bank | Recurring basis | Derivative instruments
Assets
Trading assets	19,621		19,900
Netting impact	(124,039)		(128,607)
Bank | Recurring basis | Trading assets
Assets
Netting impact	(124,039)		(128,607)
Bank | Recurring basis | Other
Assets
Trading assets	4,672		8,226
Bank | Recurring basis | Other assets
Assets
Netting impact	(185)		(164)
Bank | Level 1 | Recurring basis
Assets
Cash and Due from Banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	44,515		36,697
Trading assets	73,616		87,452
Investment securities	99		250
Other investments	22		25
Loans	0		0
Loans - of which commercial and industrial	0		0
Loans - of which financial institutions	0		0
Other intangible assets (mortgage servicing rights), at fair value	0		0
Other assets	75		101
Other assets - of which loans held-for-sale	0		0
Total assets at fair value	118,327		124,525
Bank | Level 1 | Recurring basis | Private equity
Assets
Other investments	0		0
Bank | Level 1 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0		0
Bank | Level 1 | Recurring basis | Hedge funds
Assets
Other investments	0		0
Bank | Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0		0
Bank | Level 1 | Recurring basis | Other equity investments
Assets
Other investments	22		25
Bank | Level 1 | Recurring basis | Other equity investments - of which private
Assets
Other investments	22		18
Bank | Level 1 | Recurring basis | Life finance instruments
Assets
Other investments	0		0
Bank | Level 1 | Recurring basis | Debt securities
Assets
Securities received as collateral	1,126		576
Trading assets	24,772		29,827
Investment securities	99		244
Bank | Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	24,521		29,561
Investment securities	99		98
Bank | Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	0		0
Trading assets	123		179
Investment securities	0		0
Bank | Level 1 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	0		0
Investment securities	0		0
Bank | Level 1 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	0		0
Investment securities	0		0
Bank | Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	4		0
Bank | Level 1 | Recurring basis | Equity securities
Assets
Securities received as collateral	43,389		36,121
Trading assets	39,750		51,125
Investment securities			6
Bank | Level 1 | Recurring basis | Derivative instruments
Assets
Trading assets	7,130		3,577
Bank | Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	2,451		1,219
Bank | Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	350		19
Bank | Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	4,327		2,339
Bank | Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	0		0
Bank | Level 1 | Recurring basis | Other
Assets
Trading assets	1,964		2,923
Bank | Level 2 | Recurring basis
Assets
Cash and Due from Banks	185		212
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	75,706		77,498
Securities received as collateral	998		1,331
Trading assets	177,577		188,122
Investment securities	2,077		1,897
Other investments	85		16
Loans	11,527		10,777
Loans - of which commercial and industrial	4,140		3,437
Loans - of which financial institutions	5,026		4,890
Other intangible assets (mortgage servicing rights), at fair value	0		0
Other assets	8,293		7,570
Other assets - of which loans held-for-sale	6,281		5,800
Total assets at fair value	276,448		287,423
Bank | Level 2 | Recurring basis | Private equity
Assets
Other investments	0		0
Bank | Level 2 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0		0
Bank | Level 2 | Recurring basis | Hedge funds
Assets
Other investments	0		0
Bank | Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0		0
Bank | Level 2 | Recurring basis | Other equity investments
Assets
Other investments	85		9
Bank | Level 2 | Recurring basis | Other equity investments - of which private
Assets
Other investments	84		9
Bank | Level 2 | Recurring basis | Life finance instruments
Assets
Other investments	0		7
Bank | Level 2 | Recurring basis | Debt securities
Assets
Securities received as collateral	858		802
Trading assets	40,750		40,707
Investment securities	2,077		1,778
Bank | Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	3,688		4,256
Investment securities	1,141		1,138
Bank | Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	764		726
Trading assets	9,974		10,292
Investment securities	410		238
Bank | Level 2 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	22,228		21,399
Investment securities	526		167
Bank | Level 2 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	3,191		2,501
Investment securities	0		171
Bank | Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	1,450		2,255
Bank | Level 2 | Recurring basis | Equity securities
Assets
Securities received as collateral	140		529
Trading assets	2,841		3,481
Investment securities			119
Bank | Level 2 | Recurring basis | Derivative instruments
Assets
Trading assets	133,414		141,641
Bank | Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	73,145		84,932
Bank | Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	36,435		30,302
Bank | Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	17,232		18,544
Bank | Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	5,913		7,107
Bank | Level 2 | Recurring basis | Other
Assets
Trading assets	572		2,293
Bank | Level 3 | Recurring basis
Assets
Cash and Due from Banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	9		46
Trading assets	7,595		8,754
Investment securities	153		42
Other investments	1,348		1,601
Loans	4,184		4,530
Loans - of which commercial and industrial	1,859		2,207
Loans - of which financial institutions	1,426		1,480
Other intangible assets (mortgage servicing rights), at fair value	151		158
Other assets	1,560		1,511
Other assets - of which loans held-for-sale	1,355		1,350
Total assets at fair value	15,000		16,642
Bank | Level 3 | Recurring basis | Private equity
Assets
Other investments	23		29
Bank | Level 3 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	23		22
Bank | Level 3 | Recurring basis | Hedge funds
Assets
Other investments	0		0
Bank | Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0		0
Bank | Level 3 | Recurring basis | Other equity investments
Assets
Other investments	124		271
Bank | Level 3 | Recurring basis | Other equity investments - of which private
Assets
Other investments	96		271
Bank | Level 3 | Recurring basis | Life finance instruments
Assets
Other investments	1,201		1,301
Bank | Level 3 | Recurring basis | Debt securities
Assets
Securities received as collateral	0		0
Trading assets	2,161		2,292
Investment securities	153		42
Bank | Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	219		270
Investment securities	0		0
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	0		0
Trading assets	1,233		1,412
Investment securities	0		0
Bank | Level 3 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	446		320
Investment securities	151		40
Bank | Level 3 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	20		16
Investment securities	2		2
Bank | Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	108		126
Bank | Level 3 | Recurring basis | Equity securities
Assets
Securities received as collateral	9		46
Trading assets	182		163
Investment securities			0
Bank | Level 3 | Recurring basis | Derivative instruments
Assets
Trading assets	3,116		3,289
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	707		801
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	231		188
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	747		833
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	745		634
Bank | Level 3 | Recurring basis | Other
Assets
Trading assets	SFr 2,136		SFr 3,010